Other Payables and Accruals (Tables)	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals
	June 30, 2020	December 31, 2019
	(Unaudited)	(Audited)
	$	$
Accrued payroll and welfare payable	10,383	10,820
VAT and other taxes payable	21	557
Others (a)	361,990	284,241
	372,394	295,618

(a) Others primarily consist of rental payable.